13. INVESTMENTS	12 Months Ended
Dec. 31, 2019
SalesExpensesOthers
INVESTMENTS	13. INVESTMENTS 13.1 Investments breakdown

	12.31.19	12.31.18
Investment in associates and affiliates	7,204	70,546
Goodwill SATS BRF	-	7,059
	7,204	77,605
Other investments	7,676	8,400
	14,880	86,005